UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-22227

                      IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

     800 Westchester Ave, Suite N611
                   Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave, Suite N611
                   Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code:      1-888-934-0777

Date of fiscal year end:      April 30, 2009

Date of reporting period:      March 24, 2009 – April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL REPORT | APRIL 30, 2009

IndexIQ ETF Trust
IQ Hedge Multi-Strategy Tracker ETF

The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Fund and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Fund performance current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge. Please visit IndexIQ’s website at www.indexiq.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call IndexIQ at 1-888-934-0777.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Fund’s investment advisor.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Please visit IndexIQ’s web site at www.indexiq.com or call 1-888-934-0777.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Shareholder Letter (unaudited)

Dear Shareholder:

The last twelve months ended April 30, 2009 marked a tumultuous period in the markets. As a result, investors have recognized that having a well-diversified portfolio is critical to long-term investment success. Alternative investments have historically provided investors with added diversification to their portfolios. At the same time, exchange-traded funds (ETFs) present an exciting new opportunity for investors to efficiently gain access to market segments and asset classes that previously were not always readily accessible to them.

Despite the market downturn, IndexIQ viewed this period as an opportune time to bring to market new investment products that meet investor needs. By marrying the diversification benefits of alternative investments and the growth of ETFs, IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.* The introduction of the IQ Hedge Multi-Strategy Tracker ETF in March 2009 is just one example of IndexIQ’s plan to offer different families of unique investment products that can be effective tools for investors to navigate today’s turbulent markets and beyond.

We at IndexIQ call ourselves “The alternative to alternatives” because, despite the attractive features of alternative assets, for the most part, these strategies have not been available to the majority of investors in a liquid and transparent manner. We believe that our solutions bridge this gap by giving investors the alternative asset performance characteristics they are looking for, but in a more liquid and transparent (daily holdings are published) manner relative to typical alternative asset strategies.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to contact us at (888) 934-0777 or visit us at www.indexiq.com for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer
Registered Representative of ALPS Distributors, Inc.

*Diversification does not eliminate the risk of experiencing investment loss.

Management’s Discussion and Analysis (unaudited)

IQ Hedge Multi-Strategy Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, which seeks to replicate the risk-adjusted returns of hedge funds that employ various hedge fund investment styles, which may include but are not limited to macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the period between March 24, 2009 (the Fund inception date) and April 30, 2009, the Fund returned 1.64% versus 1.29% and 6.26% for the HFR Global Hedge Fund Index and the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), respectively.

The principle positive contributors to the Fund’s performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to emerging equity markets and the high yield bond market. The Fund also benefitted from positions in broad bond ETFs as interest rates declined.

The primary drivers of negative performance were the Fund’s negative exposures, through ultra inverse ETFs, to international equities, U.S. small cap equities, and real estate. A positive exposure to commodities also detracted from performance.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/09)

Management’s Discussion and Analysis (unaudited) (cont’d)

Fund Performance History

IQ Hedge Multi-Strategy Tracker ETF
Period from 3/24/2009 to 4/30/2009

Since Inception[1]
IQ Hedge Multi-Strategy Tracker ETF Market Price[2]	1.92%
IQ Hedge Multi-Strategy Tracker ETF NAV[2]	1.64%
IQ Hedge Multi-Strategy Index	1.76%
S&P 500 Index	6.26%
HFRX Global Hedge Fund Index	1.29%

1	Fund Inception Date: 3/24/2009

2	The price used to calculate market return (Share Price) is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total Returns are calculated using the daily 4:00 pm close.

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/24/2009) to the first day of secondary market trading in shares of the Fund (3/25/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distribution or redemption of Fund’s shares. The gross total annual operating expense ratio of the Fund, as stated in the current prospectus, is 1.09%. The gross total operating expense ratio of the Fund for the period from March 24, 2009 (commencement of operations) to April 30, 2009 was 0.13% (not annualized).

IQ Hedge Multi-Strategy Index (the “Index”) performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

Management’s Discussion and Analysis (unaudited) (cont’d)

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies (performance data is net of underlying manager fees).

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with: domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees or brokerage commissions on the purchase or redemption of fund shares and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period 3/24/09* to 4/30/09” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other exchange traded funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Fund Expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges or redemption fees. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/24/09*	Ending Account Value 4/30/09	Expenses Paid During the Period 3/24/09* to 4/30/09
Actual	$1,000.00	$1,016.40	$1.26	†
Hypothetical
(5% return
before expenses)	$1,000.00	$1,018.70	$6.16	**

*	Commencement of operations

†	Expenses are calculated using the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value for the period, multiplied by 37/365 (to reflect the period since commencement of operations).

**	Expenses are calculated using the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

Premium and Discount Frequency Data (unaudited)

April 30, 2009

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the IQ Hedge Multi-Strategy Tracker ETF (“the Fund”) and the Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown is for the period March 24, 2009* through April 30, 2009.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered. All data presented here represents past performance, which cannot be used to predict future results.

Premium and Discount Range	Number of Days	% of Total Days
< -0.5%	0	0.00%
> -0.5% and < -0.4%	0	0.00
> -0.4% and < -0.3%	0	0.00
> -0.3% and < -0.2%	1	2.70
> -0.2% and < -0.1%	5	13.51
> -0.1% and < 0.0%	5	13.51
> 0.0% and < 0.1%	7	18.92
> 0.1% and < 0.2%	8	21.62
> 0.2% and < 0.3%	6	16.22
> 0.3% and < 0.4%	3	8.11
> 0.4% and < 0.5%	0	0.00
> 0.5%	2	5.41

	37	100.00%

*	Commencement of operations.

Portfolio Summary (unaudited)

April 30, 2009

PORTFOLIO STATISTICS
Net Assets ($ mil): $11.5

SCHEDULE OF INVESTMENTS SUMMARY TABLE

Investments	% of Net Assets
Debt Funds	73.0%
Equity Funds.	17.5
Asset Allocation Fund	7.9
Commodity Fund	1.4

Total Investments	99.8
Other Assets in Excess of Liabilities	0.2

Net Assets	100.0%

Schedule of Investments

April 30, 2009

Name of Issuer	Shares	Value

Investments — 99.8%

Asset Allocation Fund — 7.9%
PowerShares DB G10
Currency Harvest Fund*	44,342	$908,124

Commodity Fund — 1.4%
PowerShares DB Commodity
Index Tracking Fund*	8,330	166,433

Debt Funds — 73.0%
iShares Barclays 1-3 Year Treasury
Bond Fund	24,617	2,068,813
iShares Barclays Aggregate Bond Fund	26,907	2,734,827
iShares Barclays Short Treasury Bond Fund	4,346	479,364
iShares Barclays US Treasury Inflation
Protected Securities Fund	2,004	201,282
iShares iBoxx $ High Yield Corporate
Bond Fund	11,811	900,825
SPDR Barclays Capital 1-3 Month T-Bill ETF	5,799	266,058
SPDR Barclays Capital Aggregate Bond ETF	945	51,559
SPDR Barclays Capital High Yield Bond ETF	12,429	411,524
Vanguard Short-Term Bond ETF	4,479	353,841
Vanguard Total Bond Market ETF	12,373	955,567

Total Debt Funds		8,423,660

Equity Funds — 17.5%
iShares MSCI Emerging Markets Index Fund	48,775	1,397,404
ProShares UltraShort MSCI EAFE	1,841	152,287
ProShares UltraShort Real Estate	970	22,892
ProShares UltraShort Russell 2000	3,131	156,018
Vanguard Emerging Markets ETF	10,252	283,673

Total Equity Funds		2,012,274

Total Investments — 99.8%
(Cost $11,381,055)		$11,510,491

Other Assets in Excess of Liabilities — 0.2%		25,344

Net Assets — 100.0%		$11,535,835

*	Non-income producing

ETF — Exchange Traded Fund

See notes to financial statements.

Statement of Assets and Liabilities

April 30, 2009

Assets
Investments, at value (cost $11,381,055)	$11,510,491
Cash	32,098
Receivable for capital shares transactions	2,531,402

Total assets	14,073,991

Liabilities
Payable for investments purchased	2,529,567
Advisory fees payable	4,977
Trustee fees payable	3,000
Compliance fees payable	612

Total liabilities	2,538,156

Net Assets	$11,535,835

Composition of Net Assets
Paid-in capital	$11,400,858
Undistributed net investment income	5,666
Accumulated net realized loss on investments	(125)
Net unrealized appreciation on investments	129,436

Net Assets	$11,535,835

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	454,000
Net Asset Value	$ 25.41

See notes to financial statements.

Statement of Operations

For the Period March 24, 2009* to April 30, 2009

Investment Income
Dividend income		$ 14,884

Expenses
Advisory fees	$5,606
Trustee fees	3,000
Compliance fees	612

Total expenses		9,218

Net investment income		5,666

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Net realized loss on investments		(125)
Net realized gain on in-kind redemptions		25,681

Net realized gain on investments		25,556
Net unrealized appreciation on
investments		129,436

Net realized and unrealized gain on
investments		154,992

Net Increase in Net Assets
Resulting from Operations		$160,658

*	Commencement of operations

See notes to financial statements.

Statement of Changes in Net Assets

For the Period March 24, 2009* to April 30, 2009

Increase (Decrease) in Net Assets from Operations
Net investment income	$ 5,666
Net realized gain on investments	25,556
Net unrealized appreciation on investments	129,436

Net increase in net assets resulting from operations	160,658

Capital Share Transactions
Proceeds from shares created	12,532,454
Cost of shares redeemed	(1,257,277)

Net increase from capital share transactions	11,275,177

Total increase in net assets	11,435,835

Net Assets
Beginning of period.	100,000

End of period (including undistributed net
investment income of $5,666)	$11,535,835

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,000
Shares created	500,000
Shares redeemed	(50,000)

Shares outstanding, end of period	454,000

*	Commencement of operations

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
for the Period March 24, 20091 to April 30, 2009

Net asset value, beginning of period	$ 25.00

Investment Operations
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.39
Net increase in net asset resulting from
investment operations	0.41

Net asset value, end of period	$ 25.41

Total Return
Total investment return based on net asset value[3]	1.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,536

Ratio to average net assets of:
Expenses[4]	0.13%
Net investment income[4]	0.08%
Portfolio turnover rate[5]	0%

1	Commencement of operations

2	Based on average shares outstanding

3	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

4	Not annualized

5	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares. The rate as of April 30, 2009 was less than 0.5%.

See notes to financial statements.

Notes to Financial Statements

April 30, 2009

1. ORGANIZATION

IQ Hedge Multi-Strategy Tracker ETF (the “Fund”) is a series of the IndexIQ ETF Trust (the “Trust”) which is a statutory trust organized under Delaware law on July 1, 2008. The Fund is a non-diversified, open-end management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is an exchange-traded fund (“ETF”), whose shares are listed on a stock exchange and trade like equity securities at market prices. The Fund commenced operations on March 24, 2009.

The investment objective of the Fund is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index (the “Index”) developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Fund’s investment advisor.

The objective of the Index is to replicate the risk-adjusted return characteristics of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price or, if no sale price is available, at the bid price. Securities not listed on a national or

Notes to Financial Statements (continued)

April 30, 2009

foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if the Advisor determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued and such event is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value heirarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

  Level 1 — quoted prices in active markets for identical investments

Notes to Financial Statements (continued)

April 30, 2009

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2009:

Level	Investments in Securities
Level 1 — Quoted Prices	$11,510,491
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$11,510,491

Tax Information and Dividends and Distributions to Shareholders

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of its net investment income and net realized gains to shareholders. Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal Tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

The Fund adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and

Notes to Financial Statements (continued)

April 30, 2009

applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund will recognize interest expense and penalties related to unrecognized tax benefits in “Other expenses” on the Statement of Operations. Management has evaluated the application of FIN 48 to the Fund and has determined that there is no impact resulting from the adoption of FIN 48 on the Fund’s financial statements. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Security Transactions

Security transactions are recorded as of the trade-date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The Funds investment income, expenses and unrealized and realized gains and losses are allocated daily. The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Realized capital gains or losses are recorded whenever the Fund sells securities. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date.

Expenses

The Advisor has agreed to pay all expenses of the Fund, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the independent trustees of the Board, counsel to the independent trustees, and the Fund’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under

Notes to Financial Statements (continued)

April 30, 2009

these arrangements is unknown. However, since commencement of operations, the Fund has not had any claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays the Advisor an advisory fee at an annual rate of 0.75% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor has agreed to pay all expenses of the Fund, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the independent trustees, counsel to the independent trustees, and the Fund’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. The Advisor has retained Mellon Capital Management Corporation (“MCM” and the “Sub-Advisor”), which is unaffiliated with the Advisor, to serve as the sub-advisor to the Fund pursuant to a sub-advisory agreement, and to conduct the day-to-day portfolio management of the Fund. Pursuant to MCM’s sub-advisory agreement, the Advisor pays MCM an annual fee, payable monthly for their services.

Distribution Agreement

The Fund has adopted a Distribution Services Agreement with ALPS Distributors, Inc. (the “Distributor”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.10% of its average daily net assets each year for certain distribution-related activities. The Board has resolved not to authorize the payment of Rule 12b-1 fees prior to April 30, 2009. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) is an affiliate of the Sub-Advisor and serves as the Fund’s Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Fund’s administrative, custody and

Notes to Financial Statements (continued)

April 30, 2009

transfer agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Fund were paid by the Advisor. The Fund does not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on its behalf.

5. NEW ACCOUNTING PRONOUNCEMENTS

The FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008. At this time, management has evaluated the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.

The FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type. FSP 157-4 shall be effective for interim and annual reporting periods ending after June 15, 2009. Management is evaluating the implications of FSP 157-4 and its impact on the financial statements has not yet been determined.

6. CAPITAL SHARE TRANSACTIONS

As of April 30, 2009, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Fund for the period ended April 30, 2009 are disclosed in detail in the statement of changes in net assets. Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer

Notes to Financial Statements (continued)

April 30, 2009

or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

7. FEDERAL INCOME TAX

At April 30, 2009, the cost of investment and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$11,381,055	$229,141	$(99,705)	$129,436

At April 30, 2009, the components of distributable earnings on a tax-basis were as follows:

Undistributed Net Investment Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation	Total Distributable Earnings
$5,666	$(125)	$129,436	$134,977

The tax character of distributions paid for ordinary income and capital gains during the period ended April 30, 2009 was $0.

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At April 30, 2009, the Fund incurred and elected to defer net capital losses in the amount of $125.

In order to present accumulated net realized loss on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to accumulated net realized loss on investments and paid-in capital. These differences are primarily due to in-kind redemptions. These adjustments have no effect on net assets. For the period ended April 30, 2009, the adjustments were as follows:

Accumulated Capital and Other Losses	Paid-in Capital
$(25,681)	$25,681

Notes to Financial Statements (continued)

April 30, 2009

8. INVESTMENT TRANSACTIONS

Purchases and sales of investments for the period ended April 30, 2009 are as follows:

Purchases	Sales	Purchases In-Kind	Sales In-Kind
$117,081	$25,203	$12,519,715	$1,256,094

9. RISKS INVOLVED WITH INVESTING IN THE FUND

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

Exchange Traded Vehicle Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in ETFs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Index Risk

The Index is new and has limited historical performance data that is not predictive of future results. The Index may not be successful in replicating the performance of its target strategies. There is a risk that hedge fund return data provided by third party hedge fund data providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of IndexIQ ETF Trust and Shareholders of IQ Hedge Multi-Strategy Tracker ETF:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of IQ Hedge Multi-Strategy Tracker ETF (one of the funds constituting the IndexIQ ETF Trust) (the “Fund”), as of April 30, 2009, and the related statements of operations and the changes in net assets and the financial highlights for the period from March 24, 2009 (commencement of operations) to April 30, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IQ Hedge Multi-Strategy Tracker ETF of IndexIQ ETF Trust at April 30, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 24, 2009 (commencement of operations) to April 30, 2009, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2009

Board Review of Investment Advisory and Sub-Advisory Agreements (unaudited)

General Background

IndexIQ Advisors LLC (“Advisor”) acts as the Trust’s investment adviser and has been appointed by the Trust to provide to the Funds directly, or to arrange for the provision through third parties of, investment advisory services pursuant to an investment advisory agreement with the Funds (the “Investment Advisory Agreement”). The Advisor is a registered investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). Each Fund pays the Advisor a fee for its investment advisory services as a percentage of the Fund’s assets. That fee is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

The Advisor has arranged for the provision of investment advisory services by a third party pursuant to a sub-advisory agreement between the Advisor and Mellon Capital Management Corporation (the “Investment Sub-Advisory Agreement”) (“MCM”). MCM is a registered investment adviser under the Advisers Act. The Advisor pays MCM a fee for its investment advisory services. That fee is accrued daily and payable monthly at an annual rate of 0.12% of the Fund’s average daily net assets up to $100 million and at an annual rate of 0.07% of the Fund’s average daily net assets in excess of $100 million.

Annual Approval Process

The Trust’s Board of Trustees (the “Board”), including those Trustees who would not be considered “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, voting separately, is legally required to review and approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement initially and thereafter annually following the completion of an initial two year term. In determining whether it was appropriate to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Board requested from the Advisor and MCM information that the Board believed to be reasonably necessary to reach its conclusion. At an “in-person” meeting held on August 27, 2008 (the “Meeting”), the Board discussed issues pertaining to the proposed approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement with representatives from the Advisor and MCM and with legal counsel, including a separate consultation between the Independent Trustees and legal counsel. This information formed the primary basis for the Trustees’ determinations. During the Meeting the Trustees reviewed a memorandum which detailed the duties and responsibilities of the Trustees with respect to

Board Review of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

their consideration of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. The Trustees reviewed the contract approval materials provided by the Advisor and MCM, including, but not limited to (1) organizational overviews of the Advisor and MCM and biographies of the personnel providing services to the Funds, (2) a copy of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, (3) Forms ADV of the Advisor and MCM, and (4) exchange-traded fund and mutual fund industry fee comparison data.

In view of the broad scope and variety of factors and information reviewed by the Board, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. The Board did not identify any particular information that was all-important or controlling. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, although individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

Specifically, the Board reviewed information that included: (1) the nature, extent, quality and costs of the services that the Advisor and MCM are expected to provide to the Funds; (2) the management philosophies, personnel and processes of the Advisor and MCM; (3) the structures of the Advisor and MCM and their ability to provide services to the Funds, based on their financial condition, as well as the credentials, reputation, background and investment experience of its personnel; (4) the anticipated costs of services provided and the projected profits to be realized by the Advisor, MCM and their affiliates from the relationship with the Funds; and (5) the economies of scale, or lack thereof in the case of the Advisor, in the structure of the affiliation of the Advisor and MCM with the Funds and whether such factor impacts the performance for investors as the Funds grow. The Advisor had no prior performance figures to be considered.

Approval of Investment Advisory Agreement and the Investment Sub-Advisory Agreement

At the Meeting, based on its conclusions, and with the assistance of counsel, the Board including the Independent Trustees determined that the proposed agreements with the Advisor and MCM were fair and reasonable. Accordingly, the Board voted, and the Independent Trustees voted separately, to unanimously approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement.

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Reena	Trustee	Since	Deputy Dean, McDonough	FBR Funds
Aggarwal		August	School of Business,	(10 portfolios)
1958		2008	Georgetown University
(2006 to 2008); Visiting
Professor of Finance, Sloan
School of Management, MIT
(2005-2006); Interim Dean,
McDonough School of
Business, Georgetown
University (2004-2005);
Stallkamp Faculty Fellow
and Professor of Finance,
McDonough School of
Business, Georgetown
University (2003-Present)

Gene	Trustee	Since	Vice President — Strategic	None
Chao		August	Services, Dimension Data,
1970		2008	Americas (2007 to present);
Senior Vice President —
Strategic Outsourcing,
France Telecom Americas
(2004-2007); Managing
Director — Business
Consulting, Xansa, North
America (2003-2004)

Board of Trustees and Officers (unaudited) (continued)

Interested Trustee[3]
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Adam S.	Chairman	Since	Chairman, Trustee, President	None
Patti	and	November	and Principal Executive,
1970	Trustee	2008	IndexIQ Trust (2008 to
present); Chief Executive
	President	Since	Officer, the Advisor (2007 to
	and	July	present); Chief Executive
	Principal	2008	Officer, Index IQ (2006 to
	Executive		present); Associate Publisher,
Time Inc. (2006); Executive
Director, Time Inc. (2005);
Director, Time Inc. (2003
to 2004)

The officers of the Trust not named above are:
Term of
	Position(s)	Office and
Name and	Held with	Length of
Year of Birth[1]	Trust	Time Served[2]	Principal Occupation(s) During Past 5 Years

Gregory D.	Secretary	Since	Chief Compliance Officer, the Advisor
Bassuk		July	(2008 to present); Secretary, IndexIQ Trust
1972		2008	(2008 to present); Chairman and Trustee,
Index IQ ETF Trust (July 2008 to November
2008); Chairman and Trustee, IndexIQ Trust
(February 2008 to November 2008); Chief
Operating Officer, the Advisor (2007 to
present); Chief Operating Officer, IndexIQ
(2006 to present); Director, Time Inc. (2004
to 2006); Managing Director, McGovern
Capital (2003 to 2004)

David	Treasurer,	Since	Treasurer, Principal Financial Officer and
Fogel	Principal	October	Chief Compliance Officer, IndexIQ Trust
1971	Financial	2008	(2008 to present); Executive Vice President,
	Officer		Financial Development HoldCo LLC,
	and Chief		d/b/a “IndexIQ” (2006 to present); Vice
	Compliance		President, Groton Partners LLC (2005 to
	Officer		2006); Principal, Circle Peak Capital LLC
(2003 to 2005)

1	The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.

2	Trustees and Officers serve until their successors are duly elected and qualified.

3	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

Investment Advisor
IndexIQ Advisors LLC
Suite N-611
Rye Brook, NY 10573

Sub-Adviser
Mellon Capital Management Corp.
800 Westchester Avenue 50
Fremont Street, Suite 3900
San Francisco, CA 94105

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/
Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

(This page intentionally left blank.)

IQ Hedge Multi-Strategy Tracker ETF
c/o IndexIQ
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573
1-888-934-0777

ANNUAL REPORT | APRIL 30, 2009

IndexIQ ETF Trust
IQ Hedge Multi-Strategy Tracker ETF

Item 2. Code of Ethics.

a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

b). There have not been any changes to the Code of Ethics.

c). Not Applicable

d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

e). Not Applicable

f). Attached

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Reena Aggarwal. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2009: $28,000
2008: N/A

b). Audit-Related Fees: the aggregate fees billed in each of the previous last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2009: $1,500
2008: N/A

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2009: $0
2008: N/A

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2009: $0
2008: N/A

e) Audit Committee Pre-Approval Policies and Procedures.

     (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

     (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) No response required.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from March 24, 2008 to April 30, 2009 were $29,500.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Reena Aggarwal and Gene Chao.

(b) Not applicable.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a -(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: June 26, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: June 26, 2009

By: /s/ David L. Fogel

David L. Fogel, Principal Financial Officer

Date: June 26, 2009